Expense Example - iShares International Equity Factor Rotation Active ETF - iShares International Equity Factor Rotation Active ETF	Jul. 09, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144